Business combinations (Tables)	12 Months Ended
Dec. 31, 2019
Statement [line items]
Business combinations
The purchase price allocation of these acquisitions was as follows:

Fair value of assets and liabilities acquired
The assets and liabilities arising from the acquisition
Cash and cash equivalents	44,568
Liquid working capital,
Assets acquired	107
Liabilities assumed	(436)
Intangible assets	2,605

Fair value of net assets	46,844

Goodwill	15,925

Purchase cost	62,769

Consideration for the purchase settled in cash	61,115

Cash and cash equivalents at the subsidiary acquired	(44,568)

Amount paid on acquisitions less cash and cash equivalents acquired	16,547

The fair values of the identifiable assets and liabilities of TILIX were:

Fair value of assets and liabilities acquired
The assets and liabilities arising from the acquisition
Cash and cash equivalents	1,996
Liquid working capital
Assets acquired	130
Liabilities assumed	(3,975)
Property, plant and equipment and intangible assets	3,925

Value of net assets	2,076

Goodwill	17,534

Purchase cost	19,610

Consideration for the purchase settled in cash	3,810

Cash and cash equivalents at the subsidiary acquired	(1,996)

Amount paid on acquisitions less cash and cash equivalents acquired	1,814